COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedules of Concentration of Risk, by Risk Factor	The following table presents MedAvail’s vendor concentration:

	Year Ended December 31,
	2020	2019
Vendor A	26%	24%
Vendor B	15%	—%